BORROWINGS	12 Months Ended
Dec. 31, 2017
BORROWINGS
BORROWINGS

14. BORROWINGS

	At December 31, 2016	At December 31, 2017
	$	$
Bank borrowings	1,960,893	2,043,974

Analysis as:
Short-term	902,348	829,035
Long-term, current portion	675,857	860,954

Subtotal for short-term	1,578,205	1,689,989
Long-term, non-current portion	382,688	353,985

Borrowings from non-banking institutions	132,595	318,122

Analysis as:
Short-term	—	270
Long-term, current portion	21,828	267,496

Subtotal for short-term	21,828	267,766
Long-term, non-current portion	110,767	50,356

Total	2,093,488	2,362,096

        As of December 31, 2017, the Company had contractual credit facilities of $3,477,650 and $455,507 was available for draw down upon demand. In addition, as of December 31, 2017, the Company also had non-binding credit facilities of $485,869.

        As of December 31, 2017, short-term borrowings of $1,582,100 and long-term borrowings of $266,133 were secured by property, plant and equipment with carrying amounts of $206,689, inventories of $111,437, prepaid land use rights of $52,513, equity of $789,204, restricted cash of $219,377, accounts receivable of $253,164 and project assets and solar power systems of $1,546,819.

a)	Short-term

        The Company's short-term borrowings consist of the following:

	At December 31, 2016	At December 31, 2017
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	266,685	267,507
Short-term bank borrowings secured by inventories	46,408	7,652
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	211,263	248,502
Short-term bank borrowings secured by project assets and solar power systems	82,079	2,700
Unsecured short-term borrowings	295,913	302,674
Long-term borrowings due within one year
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	16,919	8,313
Long-term borrowings due within one year secured by project assets and solar power systems	630,696	690,283
Long-term bank borrowings due within one year secured by equity	18,765	151,000
Unsecured long-term borrowings due within one year	9,477	11,358

	1,578,205	1,689,989
Borrowings from non-banking institutions
Short-term borrowings secured by project assets	—	270
Long-term borrowings due within one year secured by project assets	2,640	205,873
Unsecured long-term borrowings due within one year	19,188	61,623

	21,828	267,766

Total	1,600,033	1,957,755

        The average interest rate on short-term borrowings was 3.45% and 3.31% per annum for the years ended December 31, 2016 and 2017, respectively. Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar power projects that are expected to be sold within one year.

b)	Long-term

        The Company's long-term borrowings consist of the following:

	At December 31, 2016	At December 31, 2017
	$	$
Bank borrowings
Unsecured long-term bank borrowings	—	87,852
Long-term bank borrowings secured by project assets and solar power systems	27,100	24,640
Long-term bank borrowings secured by property, plant and equipment	15,588	83,329
Long-term bank borrowings secured by equity	340,000	150,000
Long-term borrowings secured by inventory	—	8,164

	382,688	353,985
Borrowings from non-banking institutions
Long-term borrowings secured by project assets and solar power systems	49,767	—
Unsecured long-term borrowings	61,000	50,356

	110,767	50,356

Total	493,455	404,341

        The average interest rate on long-term borrowings was 3.75% and 3.06% per annum for the years ended December 31, 2016 and 2017, respectively.

        Future principal repayments on the long-term borrowings are as follows:

2018	1,128,450
2019	332,956
2020	42,775
2021	12,873
2022	5,637
Thereafter	10,100

Total	1,532,791
Less: future principal repayment related to long-term borrowings, current portion	(1,128,450)

Total long-term portion	$404,341

        On June 20, 2013, Canadian Solar New Energy (Tumushuke) Co. Ltd., the Company's 100% owned subsidiary, entered into a loan agreement, denominated in RMB, with China Development Bank, Suzhou Branch ("CDB"). The total credit facility under this agreement is $41,312 and used to finance the project costs. The outstanding borrowing under this agreement equaled $24,946 at December 31, 2017, which requires repayment semi-annually and matures in 2026. The loan is secured by solar power systems. As at December 31, 2017, the Company met all the requirements of the financial covenants.

        On August 28, 2013, CSI Solar Power Group Co., Ltd. (formerly "CSI Solar Power (China) Inc.") entered into a financing agreement, denominated in RMB, with CDB, pursuant to which CDB agreed to provide long-term financing of $7,652 for the construction of solar power projects in Suzhou National New and High-tech Industrial Development Zone. The outstanding borrowing under this agreement equaled $3,826 at December 31, 2017, which requires repayment semi-annually and matures in 2021. The loan is secured by project assets and guaranteed by Canadian Solar Manufacturing (Changshu) Inc. As at December 31, 2017, the Company met all the requirements of the financial covenants.

        On June 25, 2014, CSI-GCL (Yan Cheng) Solar Manufacturing Co., Ltd. ("YCSM") entered into a financing agreement, denominated in RMB, with local Chinese state-owned companies, which agreed to provide long-term construction financing of $64,277 for the construction of solar power projects and production line construction in Yancheng, Jiangsu. The facility is free of securities, financial covenants or restrictions. The total outstanding borrowings under this agreement equaled $52,924 at December 31, 2017, which requires repayment of $19,944, $26,093 and $6,887 in 2018, 2019 and 2020, respectively.

        On November 25, 2015, Recurrent entered into a facility agreement for $150,000 with Ping An Bank, China (Shanghai) Pilot Free Trade Zone Branch, to finance its project development and operation. The outstanding borrowing under this agreement was $150,000 at December 31, 2017, which requires full repayment in 2019. The loan is secured by 100% LLC interests of Recurrent and guaranteed by CSI and CSI Solar Power Group Co., Ltd. As at December 31, 2017, the Company was in compliance with all requirements of the financial covenants.

        On January 6, 2016, Canadian Solar Manufacturing (Luoyang) Inc. entered into a loan agreement, denominated in RMB, with a local Chinese state-owned company, which agreed to provide long-term working capital financing of approximately $9,182. The total outstanding borrowings under this agreement equaled $8,446 at December 31, 2017, which require full repayment in 2019. The agreement does not contain any financial covenants or restrictions.

        On January 28, 2016, Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. entered into a loan agreement of $60,000 with International Finance Corporation ("IFC"), a member of World Bank Group, to fund the construction of solar cell and module production facilities in Vietnam and other countries approved by IFC. The outstanding borrowing under this agreement was $15,025 at December 31, 2017, which requires repayment of $5,008, $5,008 and $5,009 in 2018, 2019 and 2020, respectively. The loan is secured by accounts receivable, inventory and property, plant and equipment. As at December 31, 2017, the Company was in compliance with all requirements of the financial covenants.

        On March 23, 2016, CSI Cells Co., Ltd. entered into a financing agreement, denominated in RMB, with a local Chinese state-owned company, which agreed to provide long-term working capital financing of approximately $47,290. The total outstanding borrowings under this agreement were $24,512 at December 31, 2017, which require repayment of $15,923, $2,813 and $5,776 in 2018, 2019 and 2020, respectively. The agreement does not contain any financial covenants or restrictions.

        On September 28, 2016, Canadian Solar Projects K.K entered into a financing agreement with Sumitomo Mitsui Banking Corporation, denominated in JPY, which agreed to provide revolving long-term working capital financing of approximately $87,852. The total outstanding borrowings under this agreement was $87,852 at December 31, 2017. The borrowing is unsecured and guaranteed by CSI and does not contain any financial covenants or restrictions.

        On January 13, 2017, Canadian Solar Manufacturing (Thailand) Co., Ltd entered into a syndicated credit facility, denominated in U.S. dollars, arranged by Siam Commercial Bank Public Company Limited, and China Minsheng Banking Corporation Ltd is one of the lenders. The total credit facility under this agreement is $210,000 and to finance the construction of solar cell and module manufacturing facilities in Thailand. The outstanding borrowings under this agreement was $67,215 at December 31, 2017, which requires quarterly repayments and matures in 2022. The loan is secured by prepaid land use rights, property, plant and equipment, and guaranteed by CSI Solar Power Group Co., Ltd. The borrowing also contains some financial covenants measured by liabilities. As of December 31, 2017, the Company met all the requirements of financial covenants.

        On March 29, 2017, Canadian Solar Manufacturing (Luoyang) Inc. entered into an entrusted loan agreement, denominated in RMB, with Ping An International Financial Leasing Co., Ltd. and a Chinese bank, which agreed to provide two-year working capital financing of approximately $2,619. The total outstanding borrowings under this agreement equaled $1,660 at December 31, 2017, which requires repayment of $1,319 and $341 in 2018 and 2019, respectively. The loan is unsecured and guaranteed by CSI Solar Power Group Co., Ltd. and Canadian Solar Manufacturing (Changshu) Inc. The agreement does not contain any financial covenants or restrictions.

        On March 31, 2017, Canadian Solar Sun Energy (Suzhou) Co., Ltd entered into a financing agreement, denominated in RMB, with Bank of Jiangsu, which agreed to provide long-term construction financing of $21,426 for enhancement of solar module manufacturing in in Suzhou, Jiangsu. The outstanding borrowing under this agreement was $9,183 at December 31, 2017, which requires repayment of $3,306, $3,306 and $2,571 in 2018, 2019 and 2020, respectively. The loan is secured by property, plant and equipment and guaranteed by CSI Solar Power Group Co., Ltd. The agreement does not contain any financial covenants or restrictions.

        On July 1, 2017, Canadian Solar Japan K.K. entered into a financing agreement with Mizuho Bank, Ltd, denominated in JPY, which agreed to provide revolving long-term working capital financing of approximately $8,164. The total outstanding borrowings under this agreement equaled $8,164 at December 31, 2017. The loan is secured by inventory and accounts receivable. The agreement does not contain any financial covenants or restrictions.

        The long-term borrowings disclosed above bear floating interest rates from nil to 7.485% per annum.

c)	Interest expense

        The Company capitalized interest costs incurred on borrowings obtained to finance construction of solar power projects or property, plant and equipment until the asset is ready for its intended use. The interests incurred during the years ended December 31, 2015, 2016 and 2017 are as follows:

	Years Ended December 31
	2015	2016	2017
	$	$	$
Interest capitalized—project assets	102	47,881	13,274
Interest capitalized—solar power systems	23,328	3,113	—
Interest capitalized—property, plant and equipment	912	819	1,010
Interest expense	54,148	69,723	117,971

Total interest incurred	78,490	121,536	132,255